Putnam Investments
One Post Office Square
Boston, MA 02109
November 3, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Reg. Nos. (333-515) (811-07513), on behalf of its Putnam International
Value Fund and Putnam Small Cap Growth Fund (the “Funds”) series
Post-Effective Amendment No. 112 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of each Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 112 to the Funds’ Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 28, 2010.

Comments or questions concerning this certificate may be directed to Carlo Forcione at 1-800-225-2465, ext. 11224.

Very truly yours,

Putnam Funds Trust, on behalf of its Putnam International
Value Fund and Putnam Small Cap Growth Fund series

/s/ Jonathan S. Horwitz
By:_____________________
Jonathan S. Horwitz
Executive Vice President, Treasurer,
Principal Executive Officer and Compliance
Liaison